Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2022	Mar. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,796,066	¥ 4,744,682
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		957,807	1,153,072
One year ago		896,567	754,895
Two years ago		587,997	862,432
Three years ago		680,142	554,762
Four years ago		478,017	378,732
Prior		971,925	815,806
Total financing receivables		4,572,455	4,519,699
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		11,050	11,302
One year ago		15,564	10,678
Two years ago		9,377	11,522
Three years ago		11,604	9,632
Four years ago		7,286	19,287
Prior		49,379	39,678
Total financing receivables		104,260	102,099
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,356,501	2,343,030
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,120,065	2,113,430
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		65,971	55,913
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		279,069	322,924
One year ago		221,429	314,935
Two years ago		292,158	387,988
Three years ago		370,859	314,163
Four years ago		299,267	202,309
Prior		689,108	595,321
Total financing receivables		2,151,890	2,137,640
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		254,879	302,695
One year ago		209,234	309,893
Two years ago		289,473	382,612
Three years ago		368,900	311,959
Four years ago		298,125	198,974
Prior		686,204	594,612
Total financing receivables		2,106,815	2,100,745
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	24,190	20,229
One year ago	[1]	12,195	5,042
Two years ago	[1]	2,685	5,376
Three years ago	[1]	1,959	2,204
Four years ago	[1]	1,142	3,335
Prior	[1]	2,904	709
Total financing receivables	[1]	45,075	36,895
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		8,430	8,282
One year ago		5,759	4,595
Two years ago		3,474	3,852
Three years ago		2,497	2,098
Four years ago		1,356	961
Prior		12,630	11,915
Total financing receivables		34,146	31,703
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		18	26
One year ago		90	94
Two years ago		419	489
Three years ago		420	380
Four years ago		300	222
Prior		12,003	11,474
Total financing receivables		13,250	12,685
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	8,412	8,256
One year ago	[1]	5,669	4,501
Two years ago	[1]	3,055	3,363
Three years ago	[1]	2,077	1,718
Four years ago	[1]	1,056	739
Prior	[1]	627	441
Total financing receivables	[1]	20,896	19,018
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,357,754	1,343,679
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		110,453	74,085
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		39,478	80,918
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		282,735	278,607
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		89,588	121,851
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		160,979	164,132
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		674,521	624,086
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		331,404	487,433
One year ago		383,034	188,634
Two years ago		135,275	283,950
Three years ago		189,169	127,128
Four years ago		114,673	96,851
Prior		153,536	111,640
Total financing receivables		1,307,091	1,295,636
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		51,157	26,991
One year ago		17,997	6,686
Two years ago		6,697	24,244
Three years ago		22,476	5,256
Four years ago		4,449	2,750
Prior		7,677	8,158
Total financing receivables		110,453	74,085
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,572	0
One year ago		0	5,547
Two years ago		5,152	51,467
Three years ago		16,551	11,744
Four years ago		11,845	7,721
Prior		1,077	1,397
Total financing receivables		36,197	77,876
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		88,733	102,719
One year ago		56,046	48,420
Two years ago		34,123	37,845
Three years ago		28,091	28,727
Four years ago		24,014	24,481
Prior		49,538	34,111
Total financing receivables		280,545	276,303
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		33,435	24,104
One year ago		15,859	26,751
Two years ago		8,928	41,644
Three years ago		8,232	2,256
Four years ago		2,325	5,478
Prior		1,184	740
Total financing receivables		69,963	100,973
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		55,014	75,273
One year ago		40,482	24,808
Two years ago		18,375	26,748
Three years ago		20,394	13,746
Four years ago		9,283	6,457
Prior		15,739	13,806
Total financing receivables		159,287	160,838
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		101,493	258,346
One year ago		252,650	76,422
Two years ago		62,000	102,002
Three years ago		93,425	65,399
Four years ago		62,757	49,964
Prior		78,321	53,428
Total financing receivables		650,646	605,561
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		251	412
One year ago		6,424	3,184
Two years ago		3,740	4,138
Three years ago		6,853	4,747
Four years ago		4,183	14,562
Prior		29,212	21,000
Total financing receivables		50,663	48,043
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	64
Two years ago		0	0
Three years ago		0	1,587
Four years ago		0	0
Prior		3,281	1,391
Total financing receivables		3,281	3,042
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		231	245
Two years ago		0	938
Three years ago		950	71
Four years ago		67	0
Prior		942	1,050
Total financing receivables		2,190	2,304
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		736	0
Three years ago		1,375	371
Four years ago		1,921	12,790
Prior		15,593	7,717
Total financing receivables		19,625	20,878
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		125	156
One year ago		126	457
Two years ago		445	1,392
Three years ago		408	124
Four years ago		133	392
Prior		455	773
Total financing receivables		1,692	3,294
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		126	256
One year ago		6,067	2,418
Two years ago		2,559	1,808
Three years ago		4,120	2,594
Four years ago		2,062	1,380
Prior		8,941	10,069
Total financing receivables		23,875	18,525
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		399	0
Two years ago		0	24
Three years ago		22	281
Four years ago		411	1,072
Prior		11,431	10,885
Total financing receivables		12,263	12,262
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		1,019	1,485
Total financing receivables		1,019	1,485
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,081,811	1,057,973
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		639,117	652,455
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		442,694	405,518
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		344,973	328,428
One year ago		291,705	249,106
Two years ago		158,474	190,125
Three years ago		119,810	113,190
Four years ago		63,666	77,683
Prior		85,668	80,217
Total financing receivables		1,064,296	1,038,749
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		150,756	119,538
One year ago		148,036	154,757
Two years ago		109,244	133,589
Three years ago		90,976	91,691
Four years ago		53,106	68,087
Prior		81,867	78,283
Total financing receivables		633,985	645,945
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		194,217	208,890
One year ago		143,669	94,349
Two years ago		49,230	56,536
Three years ago		28,834	21,499
Four years ago		10,560	9,596
Prior		3,801	1,934
Total financing receivables		430,311	392,804
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,369	2,608
One year ago		3,381	2,899
Two years ago		2,163	3,474
Three years ago		2,254	2,787
Four years ago		1,747	2,178
Prior		5,601	5,278
Total financing receivables		17,515	19,224
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		106	402
One year ago		513	605
Two years ago		655	1,044
Three years ago		817	1,103
Four years ago		794	1,247
Prior		2,247	2,109
Total financing receivables		5,132	6,510
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,263	2,206
One year ago		2,868	2,294
Two years ago		1,508	2,430
Three years ago		1,437	1,684
Four years ago		953	931
Prior		3,354	3,169
Total financing receivables		12,383	12,714
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,361	14,287
One year ago		0	2,220
Two years ago		2,090	345
Three years ago		282	0
Four years ago		0	817
Prior		32,182	17,743
Total financing receivables		36,915	35,412
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	58
Three years ago		0	0
Four years ago		0	1,586
Prior		917	0
Total financing receivables		¥ 917	¥ 1,644

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.